Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Gross Billings	$ 9,646,985	$ 3,827,590	$ 20,327,241	$ 70,170,677	$ 23,644,412	$ 14,578,164
Refunds, Incentives, Credits, and Chargebacks	(446,997)	(212,285)	(846,394)	(424,570)	(859,035)	(1,705,217)
Amounts Paid to Supplier	(1,102,240)	0	(3,871,278)	0	(4,867,945)	0
Net Revenue	8,097,748	3,615,305	15,609,569	6,593,107	17,917,432	12,872,947
Subscription Revenue
Gross Billings	8,166,854	3,827,590	14,677,640	7,017,677	14,758,614	14,578,164
Refunds, Incentives, Credits, and Chargebacks	(446,997)	(212,285)	(846,394)	(424,570)	(859,035)	(1,705,217)
Amounts Paid to Supplier	0	0	0	0	0	0
Net Revenue	7,719,857	3,615,305	13,831,246	6,593,107	13,899,579	12,872,947
Cryptocurrency Mining Revenue
Gross Billings	1,480,131	0	5,649,601	0	8,885,798	0
Refunds, Incentives, Credits, and Chargebacks	0	0	0	0	0	0
Amounts Paid to Supplier	(1,102,240)	0	(3,871,278)	0	(4,867,945)	0
Net Revenue	$ 377,891	$ 0	$ 1,778,323	$ 0	$ 4,017,853	$ 0